Income Taxes (Schedule of Earnings (Loss) from Continuing Operations Before Tax by Jurisdiction) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Taxes [Line Items]
US	$ 195	[1]	$ 60	[1]	$ 131	[1]
International	126	[1],[2]	407	[1],[2]	302	[1],[2]
Earnings (loss) from continuing operations before tax	321	[1]	467	[1]	433	[1]
Effective income tax rate	(17.00%)	[1]	9.00%	[1]	17.00%	[1]
Aggregated Geographical [Member]
Income Taxes [Line Items]
International	$ 320		$ 317		$ 257
Effective income tax rate	5.60%		4.00%		4.80%

[1]	As Adjusted (Note 2)
[2]	Includes aggregate earnings generated by operations in Bermuda, Luxembourg, the Netherlands and Hong Kong of $320 million, $317 million and $257 million for the years ended December 31, 2012, 2011 and 2010, respectively, which have an aggregate effective income tax rate of 5.6%, 4.0% and 4.8% for each year, respectively.